REAL ESTATE HELD FOR INVESTMENT (Georgia 400 Center Acquisitions) - Additional Information (Detail) $ in Thousands	May 23, 2019 USD ($) ft² a Property	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total real estate, cost		$ 829,588	$ 824,860	$ 591,026
Below-market leases, net		2,911	3,180	3,528
Land
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total real estate, cost		177,247	175,317	141,950
Building and Building Improvements
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total real estate, cost		622,162	618,974	426,604
Tenant origination and absorption costs
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total real estate, cost		$ 30,179	$ 30,569	$ 22,472
Georgia 400 Center | Office Properties
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of real estate properties acquired | Property	3
Rentable square feet | ft²	416,463
Area of land | a	24.4
Purchase price	$ 90,300
Amortization of acquisition costs	1,200
Georgia 400 Center | Office Properties | Below-market lease liabilities
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Below-market leases, net	$ 700
Remaining amortization period	2 years 4 months 24 days
Georgia 400 Center | Office Properties | Tenant origination and absorption costs
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Remaining amortization period	5 years 9 months 18 days
Georgia 400 Center | Office Properties | Land
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total real estate, cost	$ 11,400
Georgia 400 Center | Office Properties | Building and Building Improvements
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total real estate, cost	72,000
Georgia 400 Center | Office Properties | Tenant origination and absorption costs
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total real estate, cost	$ 7,600